Note 14 - Employee Incentive Schemes - Share Based Compensation Shares Authorized Under Stock Option Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	11,650,300	12,406,300
Share-Based Payment Arrangement, Option [Member]
Balance at December 31, 2023 (in AUD per Share)	$ 0.49	$ 0.49
Balance at December 31, 2023 (in shares)	11,650,300	12,406,300
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	11,650,300
Share-Based Payment Arrangement, Option [Member] | Range One [Member]
Balance at December 31, 2023 (in AUD per Share)	$ 0.5
Balance at December 31, 2023 (in shares)	216,300
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	216,300
Share-Based Payment Arrangement, Option [Member] | Range Two [Member]
Balance at December 31, 2023 (in AUD per Share)	$ 0.2
Balance at December 31, 2023 (in shares)	2,364,666
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	0 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,364,666
Share-Based Payment Arrangement, Option [Member] | Range Three [Member]
Balance at December 31, 2023 (in AUD per Share)	$ 0.25
Balance at December 31, 2023 (in shares)	2,364,667
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,364,667
Share-Based Payment Arrangement, Option [Member] | Range Four [Member]
Balance at December 31, 2023 (in AUD per Share)	$ 0.3
Balance at December 31, 2023 (in shares)	2,364,667
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2,364,667
Share-Based Payment Arrangement, Option [Member] | Range Five [Member]
Balance at December 31, 2023 (in AUD per Share)	$ 0.3
Balance at December 31, 2023 (in shares)	500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	500,000
Share-Based Payment Arrangement, Option [Member] | Range Six [Member]
Balance at December 31, 2023 (in AUD per Share)	$ 0.92
Balance at December 31, 2023 (in shares)	1,920,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	1,920,000
Share-Based Payment Arrangement, Option [Member] | Range Seven [Member]
Balance at December 31, 2023 (in AUD per Share)	$ 1
Balance at December 31, 2023 (in shares)	1,920,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	1,920,000